Income Taxes - Summary of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Net earnings (loss) before income taxes	$ 61,665	$ (109,894)
Canadian statutory tax rate	26.50%	26.50%
Income taxes at Canadian statutory tax rate	$ 16,341	$ (29,122)
Differences in effective income tax rates in foreign jurisdictions	(53,223)	(97,919)
Non-taxable income	(12,881)	(9,030)
Non-deductible expenses	31,673	34,815
Deferred tax assets not recognized	28,464	103,098
Provision adjustment	(10,571)	(2,830)
Income tax recovery	$ (197)	$ (988)	[1],[2]

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.